Short Term Investments (Detail) - Short-term investments ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investment [Line Items]
Held-to-maturity securities	$ 40,033	¥ 277,946	¥ 102,300
Fixed rate time deposits
Investment [Line Items]
Held-to-maturity securities	$ 40,033	¥ 277,946
Floating Rate Principal Unguaranteed Investments
Investment [Line Items]
Held-to-maturity securities			¥ 102,300